Allowance for Doubtful Accounts (Changes in Allowance for Doubtful Accounts) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 54	¥ 75	¥ 67
Provision for (reversal of) allowance	74	(13)	8
Amounts written off	0	(8)
Balance at end of year	¥ 128	¥ 54	¥ 75